Accrued Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accrued Liabilities Table [Abstract]
Schedule of accrued liabilities
	September 30, 2022	December 31, 2021
Accrued compensation expenses	$5,536	$3,802
Accrued interest	230	1,369
Accrued vendor payables	1,256	1,109
Accrued professional services	155	934
Other accrued liabilities	65	84
	$7,242	$7,298

	December 31, 2021	December 31, 2020
Accrued compensation expenses	$3,802	$2,692
Accrued interest	1,369	—
Accrued vendor payables	1,109	509
Accrued professional services	934	149
Other accrued liabilities	84	61
	$7,298	$3,411